Cover page Entity Listings	Nov. 04, 2019
Entity Listings [Line Items]
Security Exchange Name	NYSE
HIG [Member]
Entity Listings [Line Items]
Trading Symbol	HIG
HIG 41 [Member]
Entity Listings [Line Items]
Trading Symbol	HIG 41
HGH [Member]
Entity Listings [Line Items]
Trading Symbol	HGH
HIG PR G [Member]
Entity Listings [Line Items]
Trading Symbol	HIG PR G
Common Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
6.10% Notes due October 1, 2041 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.10% Notes due October 1, 2041
7.875% Fixed-to-Floating Rate Junior Subordinated Debentures due 2042 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.875% Fixed-to-Floating Rate Junior Subordinated Debentures due 2042
Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share